Investments in Equity-Accounted Investees, Associates and Joint Venture	12 Months Ended
Dec. 31, 2025
Investments in Equity-Accounted Investees, Associates and Joint Venture [Abstract]
Investments in equity-accounted investees, associates and joint venture

10 Investments in equity-accounted investees, associates and joint venture

Investments in associates and jointly controlled entities (“joint ventures”) are accounted for using the equity method. Associates are those in which the Group exercises significant influence, but not control. Joint ventures are those in which control is exercised jointly by the Group and one or more partners.

The financial statements of its subsidiaries are adjusted to align their accounting policies with those established by the Group. All transactions, balances, and unrealized gains and losses arising from transactions between group companies have been eliminated.

Non-controlling interests are presented in the consolidated financial statements as an integral part of shareholders’ equity, and the results attributable to them are presented separately in the statement of income.

When the Group acquires additional shares or other equity instruments of an entity it already controls, the gains and losses arising from such changes in ownership interest are recognized directly in equity under “Capital Transactions.”

Relevant information regarding investments for the year ended December 31, 2025:

	Ownership Interest	Total Assets	Share capital	Equity	Net revenue	Net income
i. Joint venture:
Meat Snack Partners do Brasil Ltda.	50%	70,827	4,318	46,605	231,666	17,252
ii. Associates:
JBS Foods Ontario, Inc.	100%	28,281	1	18,750	160,307	1,375
Birla Societá Agricola Srl	20%	—	2,939	9,271	—	214
Mantiqueira Alimentos S.A.	48.5%	416,814	37,735	156,959	429,017	14,418
Mantiqueira International B.V.	48.5%	96,242	1	—	—	(2,409)

Changes in Investments:

					Equity
	Participation	Balance at January 1, 2025	Addition	Profit distribution	Changes in the equity of investees	Proportionate share of income	Balance at December 31, 2025
Meat Snack Partners do Brasil Ltda.	50%	19,334	—	(7,268)	1,581	9,654	23,301
JBS Foods Ontario, Inc.	100%	17,372	—	—	4	1,375	18,751
Birla Societá Agricola Srl	20%	1,606	—	—	205	43	1,854
Mantiqueira Alimentos (1)	48.5%	—	117,062	(1,891)	6,710	6,993	128,874
Mantiqueira International B.V. (2)	48.5%	—	—	—	—	(1,168)	(1,168)
Total		38,312	117,062	(9,159)	8,500	16,897	171,612
				Equity
	Participation	Balance at January 1, 2024	Profit distribution	Changes in the equity of investees	Proportionate share of income	Balance at December 31, 2024
Meat Snacks Partners, LLC	50%	38,922	(10,673)	(10,461)	1,546	19,334
JBS Foods Ontario, Inc.	100%	15,994	—	(33)	1,411	17,372
Birla Societá Agricola Srl	20%	1,685	—	(67)	(12)	1,606
Total		56,601	(10,673)	(10,561)	2,945	38,312

				Equity
	Participation	Balance at January 1, 2022	Profit distribution	Changes in the equity of investees	Proportionate share of income	Balance at December 31, 2023
Meat Snacks Partners, LLC	50%	40,074	(12,593)	3,092	8,349	38,922
JBS Foods Ontario, Inc.	100%	14,512	—	(2)	1,483	15,994
Birla Societá Agricola Srl	20%	1,920	—	60	(296)	1,685
Total		56,506	(12,593)	3,150	9,536	56,601

(1)	The Company, through its subsidiary JBS Holding, formalized on January 27, 2025, an agreement to acquire 48.5% of the total share capital and 50% of the voting shares of Mantiqueira Alimentos Ltda., a leading company in organic eggs (produced without antibiotics, hormones, and with free-range hens). The transaction received unconditional approval from CADE (Administrative Council for Economic Defense) on February 26, 2025 and was finalized on April 1st, 2025. On December 10, 2025 JBS N.V. received from JBS Participações S.A. 100% of the equity interest held in JBS Holding Ltda., as an in-kind dividend distribution. The transaction did not involve any cash outlay and was recorded at the carrying amount of the investment.
(2)	Mantiqueira International was incorporated on August 20, 2025, and is accounted for as a joint venture in which JBS N.V. holds a 48.5% equity interest. On November 14, 2025, JBS N.V., through its direct subsidiary Mantiqueira International and its indirect subsidiary Mantiqueira USA Inc., entered into an agreement to acquire 100% of the equity interests of Hickman’s Egg Ranch, one of the leading egg producers in the United States.